Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of related party transactions

	June 30, 2025	June 30, 2026
	S$’000	S$’000
Nature of transactions
Director/Shareholder
- Reimbursement fund for expenses paid on behalf of the Company	12	(25)
- Other expenses paid on behalf by Joyce Lee Jue Hui	(10)	(6)
- Loan advance to the Company	(730)	-
- Repayment of loan	200	216